           As filed with the Securities and Exchange Commission on May 12, 2011

                                           1933 Act Registration No. 033-70742

                                           1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                     POST-EFFECTIVE AMENDMENT NO. 114 [X]

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                             AMENDMENT NO. 116 [X]

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
              (Exact Name of Registrant as Specified in Charter)

                 LVIP SSgA Conservative Index Allocation Fund
                   LVIP SSgA Moderate Index Allocation Fund
             LVIP SSgA Moderately Aggressive Index Allocation Fund
               LVIP SSgA Conservative Structured Allocation Fund
                 LVIP SSgA Moderate Structured Allocation Fund
          LVIP SSgA Moderately Aggressive Structured Allocation Fund
 LVIP SSgA Global Tactical Allocation Fund (formerly, LVIP Wilshire Aggressive
                                 Profile Fund)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Nicole S. Jones, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                             Post Office Box 1110
                             Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

                         Robert A. Robertson, Esquire
                                 Dechert, LLP
                          2010 Main Street, Suite 500
                               Irvine, CA 92614

                         Fiscal Year-end: December 31

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)

[_] on, pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] on __________ pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] on __________ pursuant to paragraph (a)(2) of Rule 485.

                   If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to conform the funds' prospectuses to the XBRL requirements as set forth in
                    17 C.F.R. Parts 230, 232, 239, and 274.

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                                SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 114 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 12th day of May, 2011.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
     LVIP SSgA Conservative Index Allocation Fund
     LVIP SSgA Moderate Index Allocation Fund
     LVIP SSgA Moderately Aggressive Index Allocation Fund
     LVIP SSgA Conservative Structured Allocation Fund
     LVIP SSgA Moderate Structured Allocation Fund
     LVIP SSgA Moderately Aggressive Structured Allocation Fund
     LVIP SSgA Global Tactical Allocation Fund (formerly, LVIP
     Wilshire Aggressive Profile Fund)

By:  /s/ Daniel R. Hayes
     ----------------------------------
     Daniel R. Hayes
     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on May 12, 2011.

Signature                      Title
---------                      -----

/s/ Daniel R. Hayes            Chairman of the Board, President and Trustee
-----------------------------  (Principal Executive Officer)
Daniel R. Hayes

*/s/ William P. Flory, Jr.     Chief Accounting Officer
-----------------------------  (Principal Accounting Officer and Principal
William P. Flory, Jr.          Financial Officer)

*/s/ Michael D. Coughlin       Trustee
-----------------------------
Michael D. Coughlin

*/s/ Nancy J. Frisby           Trustee
-----------------------------
Nancy J. Frisby

*/s/ Elizabeth S. Hager        Trustee
-----------------------------
Elizabeth S. Hager

*/s/ Gary D. Lemon             Trustee
-----------------------------
Gary D. Lemon

*/s/ Thomas D. Rath            Trustee
-----------------------------
Thomas D. Rath

*/s/ Kenneth G. Stella         Trustee
-----------------------------
Kenneth G. Stella

*/s/ David H. Windley          Trustee
-----------------------------
David H. Windley

*By: /s/ Cynthia A. Rose       Attorney-in-Fact
-----------------------------
Cynthia A. Rose

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Exhibit Index

Exhibit No.
-----------

EX-101.INS      XBRL Instance Document
EX-101.SCH      XBRL Taxonomy Extension Schema Document
EX-101.CAL      XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF      XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase